COMBINED STATEMENTS OF CHANGES IN NET PARENT INVESTMENT - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) in Parent Investment [Roll Forward]
Balance	$ 104,031,170	$ 0
Net (loss)/income	49,926,415	(1,430,391)
Net parent investment (return of investment)	(13,460,673)	105,461,561
Balance	$ 140,496,912	$ 104,031,170